Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Investments
	April 30, 2026 (Unaudited)
Shares				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity

24,500	iShares Core S&P 500 ETF *			$ 17,690,715
Total for Exchange Traded Funds (Cost - $8,630,831)				17,690,715	79.20%

MONEY MARKET FUNDS
1,901,411	Goldman Sachs Financial Square Treasury Instrument
	Institutional Class 3.51% **			1,901,411

Total for Money Market Funds (Cost - $1,901,411)				1,901,411	8.51%

Total Investment Securities				19,592,126	87.71%
	(Cost - $10,532,242)

Other Assets in Excess of Liabilities				2,743,729	12.29%

Net Assets				$ 22,335,855	100.00%

* Additional information, including the current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/products/239726/ishares-core-sp-500-etf
** The rate shown represents the 7-day yield at April 30, 2026.

Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Futures Contracts
	April 30, 2026 (Unaudited)
					Unrealized
		Number of Contracts	Expiration	Notional	Appreciation/
Description		Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased

E-mini Standard & Poor's 500 Futures ***		14	6/18/2026	$ 5,070,625	$ 35,525

Total		14		$ 5,070,625	$ 35,525

*** Exchange Traded